Aug. 21, 2017

JPMORGAN TRUST II

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Research Enhanced Equity Fund

(All Share Classes)

Supplement dated August 21, 2017

to the Summary Prospectuses and Prospectuses,

dated March 1, 2017, as supplemented

Effective immediately, the disclosure entitled “Investment Process” in the “Risk/Return” sections and “More About the Funds” sections for the JPMorgan International Equity Income Fund, JPMorgan International Value Fund and JPMorgan International Research Enhanced Equity Fund (each a “Fund”, collectively, the “Funds”) is hereby deleted and replaced with the following for each Fund, as applicable, to provide information on how the adviser integrates environmental, social and governance factors into its investment process.

For the JPMorgan International Research Enhanced Equity Fund: For the Class A, Class C, Class I and Class L Shares prospectus, the following replaces the “Investment Process” on page 51 of the “Risk/Return” section and on page 92 of the “More About the Funds” section. For the Class R2, Class R5 and Class R6 Shares prospectus, the following replaces the “Investment Process on page 42 of the “Risk/Return” section and on page 70 of the “More About the Funds” section.

Investment Process: In managing the Fund, the adviser combines fundamental research with a disciplined portfolio construction process. The adviser utilizes proprietary research, risk management techniques and individual security selection in constructing the Fund’s portfolio. In-depth, fundamental research into individual securities is conducted by research analysts who emphasize each issuer’s long-term prospects. This research allows the adviser to rank issuers within each sector group according to what it believes to be their relative value. As a part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communication, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the Fund.

The adviser will ordinarily overweight securities which it deems to be attractive and underweight or not hold those securities which it believes are unattractive. The adviser may sell a security as its valuations or rankings change or if more attractive investments become available.

In managing the Fund, the adviser will seek to help manage risk in the Fund’s portfolio by investing in issuers in at least three foreign countries. However, the Fund may invest a substantial part of its assets in just one country.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Research Enhanced Equity Fund

(Class A, Class C and Class R2 Shares)

(a series of JPMorgan Trust II)

Supplement dated August 21, 2017

to the Prospectuses, Summary Prospectuses and Statement

of Additional Information dated March 1, 2017, as supplemented

NOTICE OF LIQUIDATION OF THE CLASS C AND CLASS R2 SHARES OF THE JPMORGAN INTERNATIONAL RESEARCH ENHANCED EQUITY FUND. The Board of Trustees of the JPMorgan International Research Enhanced Equity Fund (the “Fund”) has approved the liquidation and redemption of the Class C and Class R2 Shares of the Fund (together, the “Liquidating Classes”) on or about October 9, 2017 (the “Liquidation Date”). Unless you have an individual retirement account (“IRA”) where State Street Bank and Trust currently serves as the custodian (UMB Bank n.a. is expected to assume duties as custodian on or about September 15, 2017), on the Liquidation Date, the Fund shall distribute to shareholders of record of the Liquidating Classes an amount equal to the net asset value of that class as calculated on the Liquidation Date. Capital gain distributions, if any, may be paid on or prior to the Liquidation Date. If you have a Fund direct IRA account, your shares will be exchanged for the Morgan Shares of the JPMorgan U.S. Government Money Market Fund unless you provide alternative direction prior to the Liquidation Date. For all other IRA accounts, the proceeds will be invested based upon guidelines of the applicable Plan administrator.

Upon liquidation, shareholders may purchase any class of another J.P. Morgan Fund for which they are eligible with the proceeds of the liquidating distribution.

For taxable shareholders of the Liquidating Classes, the redemption of shares on the Liquidation Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or a loss for federal income tax purposes. Instead of waiting until the Liquidation Date, a shareholder may voluntarily redeem his or her shares prior to the Liquidation Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. See “Distributions and Taxes” in the Prospectus. Additionally, shareholders holding Class C Shares that meet the eligibility requirements for Class A Shares may exchange their shares for Class A Shares prior to the Liquidation Date. Any applicable sales charge (load) and deferred sales charge (load) will be waived on such exchanges. Shareholders should consult their tax advisers regarding the tax treatment of the liquidation and redemption.

Class A Shares Limited Offering

At its August 2017 meeting, the Board of Trustees also adopted a limited offering policy for the Class A Shares of the Fund.

The following language is hereby added at the end of the Section “Class/Ticker:” in the Summary section of the Fund’s prospectus:

Effective October 9, 2017, Class A Shares of the Fund are publicly offered on a limited basis. (See “Investing with J.P. Morgan Funds — FUNDS SUBJECT TO A LIMITED OFFERING” in the prospectus for more information.)

The following is hereby added before the Section “Limited Offering of Class L Shares” in the Fund’s statutory prospectus:

Funds Subject to a Limited Offering

Effective October 9, 2017, JPMorgan International Research Enhanced Equity Fund’s Class A Shares will be offered on a limited basis as described below. Except as otherwise described below, shareholders permitted to continue to purchase include shareholders of record and, if the shareholder of record is an omnibus account, beneficial owners in that account as of the effective date of the limited offering.

Limited Offering of Certain Share Classes

Effective October 9, 2017, the JPMorgan International Research Enhanced Equity Fund’s Class A Shares (the “Limited Class”) will be publicly offered only on a limited basis. Investors are not eligible to purchase the Limited Class except as described below.

•
Existing shareholders of the Limited Class are able to continue to purchase additional shares of the Limited Class in their existing Fund accounts either through J.P. Morgan Funds Services or a Financial Intermediary and may continue to reinvest dividends or capital gains distributions from shares owned in the Fund.

•	Existing shareholders of the Limited Class are able to add to their existing Fund accounts through exchanges from other J.P. Morgan Funds;

•	Fee-based advisory programs which hold shares of the Limited Class on October 9, 2017 may continue to utilize the Limited Class for existing and new program accounts;

•
Group Retirement Plans (as defined below) (and their successor, related and affiliated plans), which have the Limited Class available prior to October 9, 2017 may continue to open accounts for new participants and can purchase additional shares in existing participant accounts. In addition, new Group Retirement Plans may purchase Limited Class shares until December 31, 2017, if it is determined that the particular Group Retirement Plan is having operational difficulties in implementing the new eligibility restrictions and receives the approval of the Fund and its distributor, JPMorgan Distribution Services Inc., to make purchases.

“Group Retirement Plans” refers to employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans. To satisfy eligibility requirements, the plan must be a group plan (more than one participant), the shares cannot be held in a commission-based brokerage account and either:

•	Shares must be held at a plan level, or

•	Shares must be held at the Fund level through an omnibus account of a retirement plan recordkeeper

Group Retirement Plans include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. Traditional IRAs, Roth IRAs, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, KEOGHs, individual 401(k) or individual 403(b) plans do not qualify as Group Retirement Plans.

The following is hereby added after the Section “Limited Offering of Class L Shares” in the Fund’s statutory prospectus:

Additional Information That Applies to All Limited Offerings

If all shares of the Fund (or the Limited Class) in an existing shareholder’s account are voluntarily redeemed or involuntarily redeemed (due to instances when a shareholder does not meet aggregate account balance minimums or when participants in Systematic Investment Plans do not meet minimum investment requirements), then the shareholder’s account will be closed. Such former Fund or Limited Class shareholders will not be able to buy additional Fund or Limited Class shares or reopen their accounts in the Fund or Limited Class unless a former shareholder makes his or her repurchase within 90 days of the redemption. Repurchases during this 90 day period will not be subject to any applicable sales charges if such sales charges are normally waived for repurchases within 90 days of the redemption as described in the “Repurchase Rights” section above. However, these repurchase restrictions do not apply to Group Retirement Plans that are eligible to continue to invest under the limited offering, as described above. If shares are purchased through a Financial Intermediary, contact your investment representative for their requirements and procedures.

If the Fund receives a purchase order directly from an investor who is not eligible to purchase shares of the Fund, after the limited offering dates outlined above, J.P. Morgan Funds Services will attempt to contact the investor to determine whether he or she would like to purchase shares of another Fund or would prefer that the investment be refunded. If J.P. Morgan Funds Services cannot contact the investor within 30 days, the entire investment will be refunded.

The Fund reserves the right to change these policies at any time.

FOR EXISTING SHAREHOLDERS OF RECORD OF LIQUIDATING CLASS SHARES AS OF AUGUST 25, 2017, ADDITIONAL PURCHASES OF LIQUIDATING CLASS SHARES WILL BE ACCEPTED UP TO AND INCLUDING OCTOBER 2, 2017, AFTER WHICH NO NEW PURCHASES WILL BE ACCEPTED. FOR ALL OTHER INVESTORS, PURCHASES OF LIQUIDATING CLASS SHARES WILL NO LONGER BE ACCEPTED AFTER AUGUST 25, 2017.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES, SUMMARY PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Trust II

JPMorgan Large Cap Value Fund

(All Share Classes)

Supplement dated August 21, 2017 to the Prospectuses and Summary Prospectuses, dated November 1, 2016, as supplemented

The prospectus disclosure for the JPMorgan Hedged Equity Fund, JPMorgan Large Cap Value Fund, JPMorgan U.S. Equity Fund and JPMorgan U.S. Large Cap Core Plus Fund (each a “Fund”, collectively, the “Funds”) is being revised to disclose how each Fund’s adviser integrates environmental, social and governance factors into a Fund’s investment process. Effective immediately, the disclosure entitled “Investment Process” in the “Risk/Return” sections and “More About the Funds” sections is hereby deleted and replaced for each Fund, as applicable.

For JPMorgan Large Cap Value Fund: The following replaces the “Investment Process” of the “Risk/Return” section in each of the Fund’s prospectuses:

Investment Process: The Fund’s adviser invests in companies whose securities are, in the adviser’s opinion, undervalued when purchased but which have the potential to increase their intrinsic value per share. In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each industry group according to their relative value. As a part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communication, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the Fund.

On behalf of the Fund, the adviser then buys and sells securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock’s price

•	high potential reward compared to potential risk

•	temporary mispricings caused by market overreactions.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE